Organization and Business Description	6 Months Ended
Jun. 30, 2026
Organization and Business Description [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

Note 1 — ORGANIZATION AND BUSINESS DESCRIPTION

Organization and description of business

AIOS TECH INC. (“AIOS” or “the Company”), formerly known as Nisun International Enterprise Development Group Co., Ltd, is an investment holding company established under the laws of the British Virgin Islands (“BVI”) on May 29, 2012.

Strategic Transformation and Current Operations

During 2025 and 2026, the Company undertook a comprehensive strategic transformation to reposition itself as a leading provider of artificial intelligence and technology-driven professional services.

On December 23, 2025, the Company completed the disposal of NiSun International Enterprise Management Group (British Virgin Islands) Co., Ltd. (“NiSun BVI”) and its wholly owned subsidiary to Everstone Global Holdings Limited, thereby exiting its legacy SME financing and supply chain operations in mainland China and terminating its previous variable interest entity (“VIE”) structure. In connection with this disposal, the related operations have been classified as discontinued operations in the accompanying consolidated financial statements for all periods presented.

On February 12, 2026, the Company officially changed its Nasdaq trading symbol to “AIOS” and its name from “Nisun International Enterprise Development Group Co., Ltd” to “AIOS Tech Inc.”, to reflect its new strategic direction.

Following the divestiture of its legacy business, the Company currently conducts its information technology services through its Hong Kong-based subsidiary, YD Network Technology Company Limited, while the parent company directly engages in SME financing solutions in overseas markets (outside mainland China).

As of June 30, 2026, the Company’s subsidiaries are as follows:

	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect economic interest
Subsidiaries
YD Network Technology Company Limited	December 01, 2025	Hong Kong	100%
Everbright Solutions Limited (“Everbright”)	January 13, 2026	British Virgin Islands	100%
Aquasource Management Company Limited (“Aquasource”)	February 5, 2026	Hong Kong	100%
Shenzhen Qiyaoxing Management Consulting Co., Ltd.	March 25, 2026	PRC	100%